PAGE 1
1997 ANNUAL REPORT

IDS
Precious
Metals
Fund
(prospectus enclosed)

(Icon of) mining car filled with gems

The goal of IDS Precious Metals Fund, Inc. is long-term growth of capital. The Fund invests primarily in securities of companies engaged in exploration, mining, processing or distribution of gold and other precious metals. Most of these companies will be located outside of the United States.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc., Member
SIPC.



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PAGE 2

(Icon of) mining cart filled with gems

While investors typically look to stocks and bonds for the best return on their money, there are times when hard assets such as gold can play a small but important role in a diversified portfolio. Because owning the metal itself is often impractical, most investors put their money in stocks of companies that mine gold and other precious metals. These stocks, which form the bedrock of IDS Precious Metals Fund, usually move in tandem with the prices of the metals.



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PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1997 annual report

From the president                                 4
From the portfolio manager                         4
Ten largest holdings                               6
Making the most of the Fund                        7
Long-term performance                              8
Independent auditors' report                       9
Financial statements                              10
Notes to financial statements                     13
Investments in securities                         24
IDS mutual funds                                  27
Federal income tax information                    31

1997 prospectus

The Fund in brief                                 3p
Goal                                              3p
Investment policies and risks                     3p
Manager and distributor                           3p
Portfolio manager                                 3p
Alternative purchase arrangements                 3p

Sales charge and Fund expenses                    4p

Performance                                       6p
Financial highlights                              6p
Total returns                                     8p

Investment policies and risks                    10p
Facts about investments and their risks          10p
Alternative investment option                    15p
Valuing Fund shares                              15p

How to purchase, exchange or redeem shares       16p
Alternative purchase arrangements                16p
How to purchase shares                           18p
How to exchange shares                           21p
How to redeem shares                             21p
Reductions and waivers of the sales charge       25p

Special shareholder services                     29p
Services                                         29p
Quick telephone reference                        29p

Distributions and taxes                          30p
Dividend and capital gain distributions          30p

(This annual report is not part of the prospectus.)


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PAGE 4
Reinvestments                                    31p
Taxes                                            31p

How to determine the correct TIN                 33p

How the Fund is organized                        34p
Shares                                           34p
Voting rights                                    34p
Shareholder meetings                             34p
Board members and officers                       34p
Investment manager                               36p
Administrator and transfer agent                 36p
Distributor                                      37p

About American Express Financial Corporation     38p
General information                              38p

Appendix                                         39p
Descriptions of derivative instruments           39p

(This annual report is not part of the prospectus.)



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PAGE 5
To our shareholders

(Photo of) William R. Pearce
President of the Fund

(Photo of) Richard Warden
Portfolio manager

From the president

If you're an experienced investor, you know that the past two years have been unusually strong one in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines--whether they're brief or long-lasting, moderate or substantial--are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

(reproduced signature)
William R. Pearce

From the portfolio manager

Gold stocks were under selling pressure for most of the past fiscal year--April 1996 through March 1997--resulting in a loss of 19.9% for IDS Precious Metals Fund's Class A shares. (This figure includes a capital gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

The period began with gold stocks still sprinting ahead, continuing a trend that had been in place for more than a year. Although gold is traditionally viewed as a hedge against rising inflation, in this case inflation remained well-behaved in most major world markets. Supporting the subdued inflation level, the price of gold, which typically moves in tandem with inflation, fluctuated to only a small degree. Instead, the run-up stemmed more from a fundamental factor--demand for gold was outstripping supply.

A market reversal

However, following powerful upward moves in April and May, the trend quickly reversed, sending gold stocks sprawling. The market calmed down somewhat during the summer, but over the fall and winter prices again eroded as European countries sold gold bullion as part of their transition to become aligned with the new European Monetary Union. The final blow to Fund performance came in March, when Bre-X Minerals, a stock that had been a spectacular winner for the Fund in recent years, nose-dived on reports that it had made false claims regarding a gold exploration site in Indonesia. To

(This annual report is not a part of the prospectus.)


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PAGE 6
limit the negative effect on the Fund, I sold all of the Bre-X shares, which, on an overall basis, still generated a substantial profit for the Fund.

While the past period was often a trying one, the volatility was nothing new in the gold market. The speculation level in the market clearly became excessive in 1996, and, sooner or later, excessiveness gets corrected in financial markets. Much of the decline was concentrated in the stocks of small gold-exploration companies, many of them with limited track records. The Fund owned several of these issues, which in general had been a big boon to performance in prior months. As the period progressed, I trimmed the Fund's exposure to such stocks and reduced major positions in others that had experienced substantial price increases. There was little change in the period as to the regional mix of the holdings; a majority of the assets remained in stocks of Canada-based companies, with the rest in U.S., Australia and South Africa.

Some favorable factors

As for the new fiscal year, I expect volatility to continue and, perhaps, increase as currently weak gold prices may lead to more gold producers being acquired. This trend should benefit the prices of the acquisition candidates, several of which are held in the Fund. Beyond that possibility, it appears that the likelihood for higher inflation in the U.S. has increased, while the worldwide gold supply/demand situation continues to favor higher gold prices. Nevertheless, because of the inherent risks in the gold market, I caution shareholders to use this Fund as no more than a small hedge in a diversified investment plan.

(reproduced signature)
Richard Warden

Class A
12 - month performance
(All figures per share)

Net asset value (NAV)

March 31, 1997    $10.47

March 31, 1996    $13.75

Decrease          $ 3.28


Distributions
April 1, 1996 - March 31, 1997

From income         $   --

From capital gains  $ 0.66

Total distributions $ 0.66


(This annual report is not a part of the prospectus.)

Total return*        -19.9%**


Class B
12 - month performance
(All figures per share)

Net asset value (NAV)
March 31, 1997    $10.30

March 31, 1996    $13.65

Decrease          $ 3.35


Distributions
April 1, 1996 - March 31, 1997

From income         $   --

From capital gains  $ 0.66

Total distributions $ 0.66


Total return*        -20.5%**


Class Y
12 - month performance
(All figures per share)

Net asset value (NAV)

March 31, 1997    $10.52

March 31, 1996    $13.76

Decrease          $ 3.24


Distributions
April 1, 1996 - March 31, 1997

From income         $   --

From capital gains  $ 0.66

Total distributions $ 0.66


Total return*        -19.8%**

* The prospectus discusses the
  effect of sales charges,  if any,
  on the various classes.

(This annual report is not part of the prospectus.)


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**The total return is a
  hypothetical investment in
  the Fund with all
  distributions reinvested.

(This annual report is not part of the prospectus.)

The Fund's ten largest holdings

                                      Percent                     Value
                       (of Fund's net assets)    (as of March 31, 1997)

      Freeport-McMoRan Copper & Gold     8.28%               $7,593,750

      Getchell Gold                      6.82                 6,256,250

      Euro-Nevada Mining                 5.84                 5,351,633

      Sons of Gwalia                     4.97                 4,557,891

      Francisco Gold                     4.92                 4,515,080

      TVX Gold                           3.82                 3,503,700

      Stillwater Mining                  3.65                 3,345,160

      Dayton Mining                      3.15                 2,882,425

      Cambior                            3.14                 2,881,073

      Ashanti Gold Fields                3.00                 2,750,000

The ten holdings listed here make up 47.59% of the Fund's net assets

(This annual report is not part of the prospectus.)


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PAGE 9
Making the most of the Fund

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this matter can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works
Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not part of the prospectus.)

The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Precious Metals Fund

$30,000

                                        S&P 500 Stock Index


$20,000

                                                    $14,708
                                                    IDS Precious
                                                    Metals Fund

Class A

                                   Lipper Gold Fund Index
$9,500

'87   '88   '89   '90   '91   '92   '93   '94   '95   '96   '97

Average annual total return
(as of March 31, 1997)

           1 year     Since inception*    5 years       10 years

Class A   -23.92%                 --%     15.58%          3.99%
Class B   -23.54%              16.48%        --%            --%
Class Y   -19.75%              20.31%        --%            --%

*Inception date was March 20, 1995.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 Stock Index and the Lipper Gold Fund Index. In comparing Precious Metals Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

(This annual report is not part of the prospectus.)

PAGE 11
investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the deduction of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Assumes: Holding period from 4/1/87 to 3/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $3,190. Also see "Performance" in the Fund's current prospectus.

The Standard & Poor's 500 Stock Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Gold Fund Index, published by Lipper Analytical Services, Inc., includes 10 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)


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PAGE 12
The  financial   statements   contained  in  Post-Effective   Amendment  #30  to
Registration Statement No. 2-93745 filed on or about May 23, 1997 are incorporated herein by reference.

PAGE 13
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

(This annual report is not part of the prospectus.)

PAGE 14
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests  in  small-  and  medium-size,   growth-oriented  companies  emphasizing
technological innovation and productivity enhancement.
Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

(This annual report is not part of the prospectus.)

PAGE 15
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

(This annual report is not part of the prospectus.)

PAGE 16
IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

(This annual report is not part of the prospectus.)

PAGE 17
IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

(This annual report is not part of the prospectus.)

PAGE 18
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower- quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

PAGE 19
Federal income tax information
IDS Precious Metals Fund

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax adviser on how to report distributions for state and local purposes.

      IDS Precious Metals Fund, Inc.
      Fiscal year ended March 31, 1997

      Class A
      Capital gain distribution taxable as long-term capital gain.

      Payable date                                            Per share
      Dec. 30, 1996                                            $0.66224


      Class B
      Capital gain distribution taxable as long-term capital gain.

      Payable date                                            Per share
      Dec. 30, 1996                                            $0.66224


      Class Y

      Capital gain distribution taxable as long-term capital gain.

      Payable date                                            Per share
      Dec. 30, 1996                                            $0.66224


(This annual report is not part of the prospectus.)

PAGE 20
Quick telephone reference

American Express Financial Advisors Telephone  Transaction  Service  Redemptions
and  exchanges,   dividend  payments  or  reinvestments  and  automatic  payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

TTY Service
For the hearing impaired
800-846-4852

American  Express   Financial   Advisors  Easy  Access  Line  Automated  account
information   (TouchToneR  phones  only),  including  current  fund  prices  and performance, account values and recent account transactions

800-562-7919

AMERICAN
EXPRESS
Financial
Advisors


IDS Precious Metals Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 21
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.